Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 437		$ 434
Short-term borrowings from buyer	(255)	$ (40)	(40)
Over-collateralization	$ 237		$ 394